Assumptions of Black-Scholes Option Pricing Model Used to Estimate Fair Value of Options Granted (Detail) (USD $)	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	0.546%
Expected volatility, maximum	0.58%
Risk-free interest rate, minimum	2.08%
Risk-free interest rate, maximum	2.56%
Expected dividend yield	0.00%
Fair value of underlying ordinary share	$ 5
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 6 months 29 days